Pioneer Equity Income Fund
Schedule of Investments  |  July 31, 2024

A: PEQIX	C: PCEQX	K: PEQKX	R: PQIRX	Y: PYEQX

Schedule of Investments  |  7/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.9% of Net Assets
	Air Freight & Logistics — 3.2%
277,766	United Parcel Service, Inc., Class B	$ 36,212,353
	Total Air Freight & Logistics	$36,212,353

	Automobiles — 1.0%
993,473	Ford Motor Co.	$ 10,749,378
	Total Automobiles	$10,749,378

	Banks — 12.6%
677,373	Bank of America Corp.	$ 27,304,906
107,987	JPMorgan Chase & Co.	22,979,633
615,702	Regions Financial Corp.	13,773,254
567,854	Truist Financial Corp.	25,377,395
867,193	Wells Fargo & Co.	51,459,233
	Total Banks	$140,894,421

	Biotechnology — 2.1%
314,435	Gilead Sciences, Inc.	$ 23,915,926
	Total Biotechnology	$23,915,926

	Broadline Retail — 2.1%
417,208	eBay, Inc.	$ 23,200,937
	Total Broadline Retail	$23,200,937

	Capital Markets — 9.2%
222,921	Morgan Stanley	$ 23,007,677
347,756	Northern Trust Corp.	30,828,569
203,899	Raymond James Financial, Inc.	23,652,284
300,800	State Street Corp.	25,558,976
	Total Capital Markets	$103,047,506

	Chemicals — 2.6%
291,046	LyondellBasell Industries NV, Class A	$ 28,947,435
	Total Chemicals	$28,947,435

	Communications Equipment — 3.3%
771,971	Cisco Systems, Inc.	$ 37,401,995
	Total Communications Equipment	$37,401,995

	Consumer Staples Distribution & Retail — 2.8%
145,702	Target Corp.	$ 21,915,038
827,591	Walgreens Boots Alliance, Inc.	9,823,505
	Total Consumer Staples Distribution & Retail	$31,738,543

1Pioneer Equity Income Fund | 7/31/24

Shares		Value
	Distributors — 0.5%
40,308	Genuine Parts Co.	$ 5,929,710
	Total Distributors	$5,929,710

	Diversified Telecommunication Services — 0.7%
199,819	Verizon Communications, Inc.	$ 8,096,666
	Total Diversified Telecommunication Services	$8,096,666

	Electric Utilities — 1.6%
275,947	Eversource Energy	$ 17,911,720
	Total Electric Utilities	$17,911,720

	Electrical Equipment — 2.1%
82,559	Rockwell Automation, Inc.	$ 23,005,065
	Total Electrical Equipment	$23,005,065

	Entertainment — 2.8%
331,994	Walt Disney Co.	$ 31,104,518
	Total Entertainment	$31,104,518

	Food Products — 5.0%
88,500	Hershey Co.	$ 17,476,980
97,009	John B Sanfilippo & Son, Inc.	10,173,334
296,617	Kellanova	17,248,278
314,786	Kraft Heinz Co.	11,083,615
	Total Food Products	$55,982,207

	Ground Transportation — 2.2%
99,872	Union Pacific Corp.	$ 24,641,419
	Total Ground Transportation	$24,641,419

	Health Care Equipment & Supplies — 2.0%
278,133	Medtronic Plc	$ 22,339,643
	Total Health Care Equipment & Supplies	$22,339,643

	Health Care Providers & Services — 1.5%
115,195	Quest Diagnostics, Inc.	$ 16,392,249
	Total Health Care Providers & Services	$16,392,249

	Hotels, Restaurants & Leisure — 0.8%
113,545	Starbucks Corp.	$ 8,850,833
	Total Hotels, Restaurants & Leisure	$8,850,833

	Household Durables — 0.5%
52,572	Whirlpool Corp.	$ 5,360,767
	Total Household Durables	$5,360,767

Pioneer Equity Income Fund | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Shares		Value
	Household Products — 1.0%
85,859	Kimberly-Clark Corp.	$ 11,595,258
	Total Household Products	$11,595,258

	Industrial Conglomerates — 1.8%
157,182	3M Co.	$ 20,048,564
	Total Industrial Conglomerates	$20,048,564

	Insurance — 1.9%
272,747	American International Group, Inc.	$ 21,609,744
	Total Insurance	$21,609,744

	IT Services — 3.1%
183,093	International Business Machines Corp.	$ 35,179,489
	Total IT Services	$35,179,489

	Machinery — 2.5%
75,390	Deere & Co.	$ 28,043,572
	Total Machinery	$28,043,572

	Media — 0.5%
144,968	Comcast Corp., Class A	$ 5,982,829
	Total Media	$5,982,829

	Metals & Mining — 2.5%
309,022	Newmont Corp.	$ 15,163,709
40,162	Reliance, Inc.	12,231,739
	Total Metals & Mining	$27,395,448

	Multi-Utilities — 2.0%
343,990	CMS Energy Corp.	$ 22,290,552
	Total Multi-Utilities	$22,290,552

	Oil, Gas & Consumable Fuels — 10.8%
294,968	ConocoPhillips	$ 32,800,442
1,299,351	Coterra Energy, Inc.	33,523,256
464,923	Exxon Mobil Corp.	55,135,218
	Total Oil, Gas & Consumable Fuels	$121,458,916

	Pharmaceuticals — 9.2%
266,421	Bristol-Myers Squibb Co.	$ 12,670,983
310,504	Johnson & Johnson	49,013,056
134,273	Merck & Co., Inc.	15,190,304
495,455	Sanofi S.A. (A.D.R.)	25,669,524
	Total Pharmaceuticals	$102,543,867

3Pioneer Equity Income Fund | 7/31/24

Shares		Value
	Residential REITs — 1.1%
110,828	Camden Property Trust	$ 12,274,201
	Total Residential REITs	$12,274,201

	Semiconductors & Semiconductor Equipment — 1.8%
651,791	Intel Corp.	$ 20,036,055
	Total Semiconductors & Semiconductor Equipment	$20,036,055

	Specialized REITs — 0.6%
32,101	American Tower Corp.	$ 7,075,060
	Total Specialized REITs	$7,075,060

	Specialty Retail — 1.5%
147,096	TJX Cos., Inc.	$ 16,624,790
	Total Specialty Retail	$16,624,790

	Water Utilities — 1.0%
74,710	American Water Works Co., Inc.	$ 10,635,716
	Total Water Utilities	$10,635,716

	Total Common Stocks (Cost $959,368,296)	$1,118,517,352

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
3,766,258(a)	Dreyfus Government Cash Management, Institutional Shares, 5.21%	$ 3,766,258
		$3,766,258

	TOTAL SHORT TERM INVESTMENTS (Cost $3,766,258)	$3,766,258

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $963,134,554)	$1,122,283,610
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(2,416,719)
	net assets — 100.0%	$1,119,866,891

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2024.
Pioneer Equity Income Fund | 7/31/244

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,118,517,352	$—	$—	$1,118,517,352
Open-End Fund	3,766,258	—	—	3,766,258
Total Investments in Securities	$1,122,283,610	$—	$—	$1,122,283,610
During the period ended July 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Equity Income Fund | 7/31/24